Label	Element	Value
Invesco QQQ Low Volatility ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco QQQ Low Volatility ETF
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
1.
The following disclosure replaces similar disclosure in the section titled Principal Investment Strategies of the Fund’s Summary Prospectus and the sections titled Summary Information – Principal Investment Strategies and Additional Information About the Fund’s Strategies and Risks – Nasdaq-100 Low Volatility™ Index of the Fund’s Statutory Prospectus:
The Parent Index includes securities of 100 of the largest domestic and international non-financial companies listed on U.S. Nasdaq-affiliated listing exchanges based on market capitalization.
Please Retain This Supplement For Future Reference.

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED APRIL 30, 2026, TO THE
PROSPECTUSES DATED DECEMBER 19, 2025, OF:
Invesco QQQ Low Volatility ETF (QQLV)
(the “Fund”)
Nasdaq, Inc. (“Nasdaq”), the index provider of the Nasdaq-100 Low Volatility™ Index, the Fund’s underlying index (the “Underlying Index”), has announced certain changes to the methodology of the Nasdaq-100 Index® (the “Parent Index”), which take effect on May 1, 2026. Accordingly, on that date, the Fund’s Prospectuses are revised as follows: